JPMORGAN TRUST I

270 Park Avenue

New York, N.Y. 017

April 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:   JPMorgan Trust I (“Trust”) on behalf of:

the J.P. Morgan Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 150 (Amendment No. 151 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed, among other things, to update the investment strategy and risk disclosure for the Funds. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust II and J.P. Morgan Mutual Fund Group as well.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,
/s/ Jessica K. Ditullio
Jessica K. Ditullio, Esq.
Assistant Secretary

cc: Vincent Di Stefano

Appendix A

J.P. Morgan Income Funds

JPMorgan Total Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Real Return Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Credit Opportunities Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Managed Income Fund